Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Flexible Credit Income Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Flexible Credit Income Fund and its subsidiaries (the Fund) as of June 30, 2018, the related consolidated statements of operations and cash flows for the year ended June 30, 2018 and the consolidated statement of changes in net assets and the financial highlights for the year ended June 30, 2018 and for the period February 22, 2017 (commencement of operations) through June 30, 2017, including the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the

Fund as of June 30, 2018, the results of their operations and their cash flows for the year ended June 30, 2018, and the changes in their net assets and the financial highlights for the year ended June 30, 2018 and for the period February 22, 2017 (commencement of operations) through June 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

August 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Interval Funds since 2016.

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106 T: (816) 472 7921, F: (816) 218 1890, www.pwc.com/us